Item 1: Report to Shareholders

Reserve Investment Funds	May 31, 2007

The views and opinions in this report were current as of May 31, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The T. Rowe Price Reserve Investment Funds produced good total returns in the 12-month period ended May 31, 2007. Money market yields remained near multiyear highs as the Federal Reserve raised the federal funds target rate to 5.25% in June 2006 and kept it at that level since that time. Although many investors have anticipated that moderating economic growth would prompt the Fed to cut rates, central bank officials have consistently maintained that the risk of inflation accelerating is greater than the risk of economic weakness.

HIGHLIGHTS

• Money market funds produced good returns in the 12-month period ended May 31, 2007.

• The T. Rowe Price Reserve Investment Funds surpassed their Lipper peer group averages in their fiscal year.

• The Reserve Investment Fund focused primarily on money market instruments maturing in about three months; the Government Reserve Investment Fund maintained a very short average maturity because repurchase agreements have been consistently cheaper than Treasury bills or coupons.

• We believe that with employment strong, long-term interest rates low, and inflation above the upper end of the Fed’s comfort zone, the central bank’s next move is more likely to be an increase, rather than a decrease, in short-term interest rates.

PORTFOLIO REVIEW

T. Rowe Price Reserve Investment Fund
Your fund returned 5.46% during our fiscal year and outperformed the Lipper Institutional Money Market Funds Average, which returned 5.02%. Ultralow fund expenses and our defensive maturity posture contributed to our performance advantage.

As you know, the fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund invests at least 95% of its total assets in prime money market instruments, that is, securities receiving a credit rating within the highest category assigned by at least two established rating agencies, or by one rating agency if the security is rated by only one, or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund will not purchase any security with a maturity of more than 13 months, and its dollar-weighted average maturity will not exceed 90 days.

The fund had a defensive maturity posture for most of our fiscal year, remaining five to 10 days shorter than its peer group average. We maintained this posture because longer-term money market yields—which are usually higher than shorter-term yields—occasionally slipped below shorter-term yields over the last year. We focused primarily on money market instruments maturing in about three months, as these securities generally offered the highest yields during our reporting period.

The fund’s credit profile continues to be very high, as all portfolio holdings are rated “first tier,” the highest short-term rating. More importantly, every security in the portfolio has been analyzed by the T. Rowe Price credit committee and recommended for the firm’s Approved List. While we added to our holdings in floating-rate securities over the last 12 months as a way of adding incremental yield, we are now near the 35% upper limit of our mandate for these issues. High-quality commercial paper and medium-term notes represent about 75% of fund assets, but our holdings are well diversified across industries and by individual companies.

We are a bit more bullish on the economy than other investors appear to be, making us somewhat cautious. It appears that the continuing decline in housing will not be a significant drag on future growth. We are skeptical that the Fed will change course anytime soon and therefore expect to maintain our defensive maturity posture. However, if the money market curve steepens and long-term money market yields rise decisively above shorter-term yields, we would expect to extend the portfolio’s average maturity to a neutral setting to benefit from the yield advantage of longer-term money market instruments.

T. Rowe Price Government Reserve Investment Fund
Your fund returned 5.30% during our fiscal year and outperformed the Lipper Institutional U.S. Treasury Money Market Funds Average, which returned 4.83%, because of ultralow fund expenses and our very short maturity posture.

As you know, the fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities that are backed by the full faith and credit of the federal government and repurchase agreements. We will not purchase any security with a maturity of more than 13 months, and the fund’s weighted average maturity will not exceed 90 days.

The fund, which is managed against a peer group of portfolios that invest heavily in overnight Treasury repurchase securities (repos), typically has a weighted average maturity (WAM) that is significantly shorter than that of other types of money market funds. The portfolio’s WAM as of May 31, 2007, was 3 days; we have kept it very short for most of the last year because repos have been consistently cheaper than Treasury bills or coupons.

The fund generally invests at least 85% of its assets in overnight repos that are backed by Treasury collateral; the remainder of the fund’s assets is invested in T-bills and other Treasury securities that will mature in less than one year. We deal with seven to 14 repo vendors—banks and government securities dealers—and, to provide the highest combination of credit quality and liquidity, we take delivery of the collateral (through a third-party custodian) to fully protect our investment.

We are a bit more bullish on the economy than other investors appear to be, making us somewhat cautious. It appears that the continuing decline in housing will not be a significant drag on future growth. We are skeptical that the Fed will change course anytime soon and therefore expect to maintain our defensive maturity posture. However, if the Treasury bill yield curve steepens and longer-term T-bill yields become cheaper than overnight repo yields, we would expect to extend the portfolio’s average maturity to a neutral setting to benefit from the yield advantage of longer-term money market instruments.

OUTLOOK

According to central bank officials, further actions by the Federal Reserve still depend on future data about the strength of the economy and the outlook for inflation. Economic growth has slowed due to a weaker housing market, higher energy prices, and the lagged effects of higher short-term rates. However, we still believe that with employment strong, long-term interest rates low, and inflation above the upper end of the Fed’s comfort zone, the Fed’s next move is more likely to be an increase, rather than a decrease, in short-term interest rates. Regardless of Fed policy and the direction of rates, our primary concerns are to ensure liquidity for our shareholders and to protect their principal.

Respectfully submitted,

James M. McDonald
Chairman of the funds’ Investment Advisory Committees

June 19, 2007

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded—which are highly unlikely for securities backed by the full faith and credit of the U.S. government—or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Lipper average: Consists of all of the mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement (repo): A money market instrument that permits a bank or broker-dealer to sell government securities to another party, such as the Federal Reserve, and buy them back at a fixed price on a future date, usually within a week.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Quarter-End Returns

Periods Ended 3/31/07	7-Day Simple Yield	1 Year	5 Years	Since Inception 8/25/97
T. Rowe Price Reserve Investment Fund	5.37%	5.36%	2.77%	4.03%

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include reinvested dividends and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund's yield more closely represents its earnings than does the total return.

Quarter-End Returns

Periods Ended 3/31/07	7-Day Simple Yield	1 Year	5 Years	Since Inception 8/25/97
T. Rowe Price Government Reserve Investment Fund	5.25%	5.21%	2.62%	3.75%

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund's fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include reinvested dividends and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund's yield more closely represents its earnings than does the total return.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

PORTFOLIO OF INVESTMENTS †

(Amounts in 000s)

	$ Par	Value
ASSET BACKED SECURITIES 0.2%		
Holmes Master Issuer Series 2006-1A, Class 1A, VR 5.30%, 1/15/16 (1)	18,500	18,500
Pinnacle Capital Asset Trust Series 2006-A, Class A1, VR 5.415%, 11/25/07	2,411	2,411
Total Asset Backed Securities (Cost $20,911)		20,911
BANK NOTES 2.5%		
American Express Bank, VR, 5.29%, 12/13/07	48,000	48,000
American Express Centurion Bank, VR, 5.41%, 7/19/07	3,000	3,001
Bank of America, 5.30%, 11/5/07	67,000	67,000
HSBC Bank, VR, 5.42%, 9/21/07	27,000	27,008
Keybank, VR, 5.376%, 8/8/07	37,000	37,004
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	34,000	33,977
National City Bank, VR, 5.35%, 2/13/08	13,000	13,002
National City Bank, VR, 5.30%, 3/13/08	38,000	38,003
National City Bank, VR, 5.37%, 2/7/08	15,000	15,008
Southtrust Bank, VR, 5.415%, 6/14/07	3,300	3,300
U.S. Bank, VR, 5.37%, 9/10/07	15,000	15,002
U.S. Bank, VR, 5.379%, 10/1/07	10,000	10,002
Total Bank Notes (Cost $310,307)		310,307
CERTIFICATES OF DEPOSIT 18.7%		
Domestic 4.4% (2)		
Bank of New York, 5.375%, 5/2/08	3,000	3,001
Branch Banking & Trust, 5.29%, 7/9/07	81,000	81,000
Credit Suisse First Boston, VR, 5.295%, 7/19/07	42,000	42,000
DEPFA Bank, 5.26%, 8/15/07	60,000	60,000
DEPFA Bank, 5.32%, 7/12/07	13,000	13,000
Dexia Credit, VR, 5.26%, 6/11/07	120,000	119,999
Dexia Credit, VR, 5.27%, 3/28/08	6,000	5,999

Fifth Third Bank, 5.26%, 2/4/08	50,000	49,990
Fifth Third Bank, VR, 5.26%, 2/4/08	12,000	11,998
Manufacturers and Traders Trust, VR, 5.30%, 6/15/07	13,000	13,000
Suntrust Bank, VR, 5.265%, 9/14/07	48,200	48,196
Suntrust Bank, VR, 5.265%, 9/27/07	10,000	9,999
Suntrust Bank, VR, 5.29%, 10/29/07	15,400	15,400
Wilmington Trust, 5.31%, 9/4/07	62,000	62,000
		535,582
Eurodollar 2.3% (3)		
ABN AMRO Bank, 5.28%, 6/29/07	70,000	70,000
ABN AMRO Bank, 5.295%, 8/13/07	22,000	22,001
BNP Paribas, 5.28%, 7/9/07	35,000	35,000
Deutsche Bank, 5.305%, 11/19/07	80,000	79,987
Intesa Sanpaolo, 5.33%, 8/13/07	6,000	6,000
Northern Rock, 5.33%, 8/13/07	51,000	51,000
Societe Generale, 5.275%, 10/1/07	23,000	23,000
		286,988
Yankee 12.0% (4)		
Allied Irish Bank, VR, 5.336%, 8/8/07	30,000	30,001
Banco Bilbao Vizcaya, VR, 5.295%, 6/20/07	78,750	78,749
Bank of Ireland, 5.34%, 8/8/07	46,000	46,000
Bank of Montreal, 5.275%, 6/5/07	75,000	75,000
Bank of Nova Scotia, VR, 5.26%, 10/3/07	32,250	32,247
Bank of Nova Scotia, VR, 5.263%, 4/2/08	27,000	26,994
Barclays Bank, 5.32%, 6/18/07	50,000	50,000
Barclays Bank, 5.35%, 4/14/08	72,000	72,000
BNP Paribas, VR, 5.29%, 10/3/07	25,000	24,997
Calyon, VR, 5.28%, 9/13/07	45,000	44,996
Calyon, VR, 5.29%, 10/3/07	22,500	22,498

Calyon, VR, 5.327%, 8/10/07	10,000	10,000
Canadian Imperial Bank of Commerce, VR, 5.405%, 6/15/07	6,530	6,530
Canadian Imperial Bank of Commerce, VR, 5.41%, 8/23/07	9,000	9,002
Canadian Imperial Bank of Commerce, VR, 5.41%, 3/17/08	48,000	48,045
Fortis Bank, 5.33%, 8/22/07	59,000	59,000
Fortis Bank, VR, 5.27%, 10/15/07	30,000	29,998
HBOS Treasury Services, 5.345%, 8/31/07	38,000	38,000
Lloyds TSB Bank, 5.27%, 6/14/07	5,000	5,000
Natexis Banques Populaires, 5.335%, 8/8/07	12,000	12,000
Natexis Banques Populaires, 5.34%, 8/14/07	5,000	5,000
National Bank of Canada, 5.32%, 7/12/07	44,000	44,000
National Bank of Canada, VR, 5.28%, 11/19/07	5,000	5,000
Natixis, 5.375%, 1/9/08	80,000	80,000
Nordea Bank, VR, 5.263%, 3/31/08	15,000	14,997
Rabobank Nederland, 5.25%, 9/6/07	7,000	7,000
Rabobank Nederland, 5.27%, 6/21/07	83,000	83,000
Royal Bank of Canada, VR, 5.265%, 4/3/08	48,000	47,988
Royal Bank of Canada, VR, 5.265%, 4/4/08	18,000	17,995
Royal Bank of Scotland, 5.285%, 6/8/07	50,000	50,000
Royal Bank of Scotland, VR, 5.265%, 3/26/08	32,500	32,493
Royal Bank of Scotland, VR, 5.265%, 4/3/08	50,000	49,985
Societe Generale, VR, 5.265%, 9/21/07	34,500	34,497
Societe Generale, VR, 5.27%, 12/31/07	28,000	27,997
Swedbank, VR, 5.27%, 4/3/08	16,000	15,996
Swedbank, VR, 5.31%, 9/17/07	23,000	22,999
Toronto-Dominion Bank, 5.365%, 10/26/07	29,000	29,007
Toronto-Dominion Bank, 5.425%, 6/8/07	50,000	50,000
UBS, 5.33%, 8/8/07	95,000	95,000

UBS, 5.33%, 8/14/07	33,000	33,000
		1,467,011
Total Certificates of Deposit (Cost $2,289,581)		2,289,581

COMMERCIAL PAPER 52.4%

4(2) 37.7%

Abbott Laboratories, 5.22%, 6/19/07	48,000	47,875
Abbott Laboratories, 5.24%, 6/15/07	15,505	15,473
Abbott Laboratories, 5.25%, 6/27/07	3,000	2,989
Air Products & Chemicals, 5.21%, 6/26/07	12,700	12,654
Air Products & Chemicals, 5.23%, 6/6/07	19,300	19,286
Air Products & Chemicals, 5.25%, 6/14/07	8,000	7,985
Alliance & Leicester, 5.26%, 6/7/07	30,000	29,974
Alpine Securitization, 5.25%, 6/14/07	30,000	29,943
Alpine Securitization, 5.255%, 6/28/07	50,000	49,803
Alpine Securitization, 5.26%, 6/21/07	47,000	46,863
Alpine Securitization, 5.27%, 6/18/07	2,400	2,394
Atlantic Asset Securitization, 5.25%, 6/12/07	4,000	3,994
Atlantic Asset Securitization, 5.25%, 6/21/07	5,086	5,071
Atlantic Asset Securitization, 5.25%, 6/26/07	5,600	5,580
Atlantic Asset Securitization, 5.25%, 7/16/07	3,938	3,912
Atlantic Asset Securitization, 5.255%, 6/8/07	5,045	5,040
Atlantic Asset Securitization, 5.26%, 6/8/07	65,000	64,933
Atlantic Asset Securitization, 5.26%, 6/11/07	20,000	19,971
Atlantic Asset Securitization, 5.26%, 6/18/07	14,357	14,321
Atlantic Asset Securitization, 5.26%, 7/3/07	8,900	8,858
Atlantic Asset Securitization, 5.265%, 6/14/07	16,000	15,970
Atlantic Asset Securitization, 5.27%, 6/26/07	2,000	1,993
Atlantic Asset Securitization, 5.27%, 7/2/07	3,000	2,986
Atlantic Asset Securitization, 5.27%, 7/30/07	5,000	4,957

Bank of America Credit Card Trust, 5.25%, 6/21/07 (1)	19,000	18,945
Bank of America Credit Card Trust, 5.25%, 7/11/07 (1)	78,000	77,545
Bank of America Credit Card Trust, 5.25%, 7/12/07 (1)	9,500	9,443
Bank of America Credit Card Trust, 5.255%, 7/5/07 (1)	21,300	21,194
Bank of America Credit Card Trust, 5.27%, 6/1/07 (1)	18,880	18,880
BASF Aktiengesellchaft, 5.23%, 6/21/07	21,000	20,939
BASF Aktiengesellchaft, 5.24%, 6/21/07	41,817	41,695
BASF Aktiengesellchaft, 5.25%, 7/3/07	3,000	2,986
Bryant Park Funding, 5.26%, 6/20/07 (1)	18,000	17,950
Bryant Park Funding, 5.26%, 6/21/07 (1)	88,000	87,743
Bryant Park Funding, 5.26%, 6/22/07 (1)	26,514	26,433
Bryant Park Funding, 5.26%, 6/25/07 (1)	15,000	14,947
Cafco, 5.25%, 6/8/07	16,350	16,333
Cafco, 5.25%, 6/11/07	12,000	11,982
Cafco, 5.25%, 7/20/07	20,000	19,857
Cafco, 5.25%, 7/24/07	36,300	36,019
Cafco, 5.25%, 8/1/07	7,620	7,552
Cafco, 5.25%, 8/2/07	50,000	49,548
Cafco, 5.26%, 7/17/07	7,000	6,953
Cargill Global Funding, 5.26%, 6/15/07	36,000	35,926
Cargill Global Funding, 5.26%, 7/31/07	3,000	2,974
Chariot Funding, 5.25%, 6/12/07 (1)	20,209	20,177
Chariot Funding, 5.25%, 6/20/07 (1)	10,000	9,972
Chariot Funding, 5.25%, 6/25/07 (1)	29,462	29,359
Chariot Funding, 5.26%, 6/1/07 (1)	7,000	7,000
Chariot Funding, 5.26%, 6/4/07 (1)	19,289	19,281
Chariot Funding, 5.26%, 6/6/07 (1)	45,000	44,967
Chariot Funding, 5.26%, 6/11/07 (1)	6,250	6,241
Chariot Funding, 5.26%, 7/20/07 (1)	8,000	7,943
Chariot Funding, 5.27%, 7/11/07 (1)	7,000	6,959

Ciesco, 5.25%, 6/8/07	30,000	29,969
Ciesco, 5.25%, 6/13/07	50,000	49,912
Ciesco, 5.25%, 6/20/07	11,000	10,969
Ciesco, 5.25%, 6/28/07	27,000	26,894
Ciesco, 5.26%, 7/9/07	12,300	12,232
Citibank Credit Card Issuance Trust, 5.25%, 6/6/07	22,000	21,984
Citibank Credit Card Issuance Trust, 5.25%, 7/3/07	76,000	75,645
Citibank Credit Card Issuance Trust, 5.25%, 8/24/07	43,050	42,523
Coca-Cola Company, 5.20%, 7/27/07	75,000	74,393
CRC Funding, 5.25%, 6/11/07	28,500	28,458
CRC Funding, 5.25%, 6/26/07	24,460	24,371
CRC Funding, 5.25%, 7/10/07	10,000	9,943
CRC Funding, 5.25%, 7/27/07	31,000	30,747
CRC Funding, 5.26%, 6/21/07	28,200	28,118
CRC Funding, 5.26%, 6/22/07	16,800	16,748
CRC Funding, 5.26%, 7/27/07	21,000	20,828
Eksportfinans, 5.25%, 6/5/07 (1)	70,000	69,959
Eksportfinans, 5.26%, 6/5/07 (1)	55,000	54,968
Emerson Electric, 5.25%, 6/4/07	36,037	36,021
Fairway Finance, 5.25%, 7/12/07	42,100	41,848
Fairway Finance, 5.25%, 7/25/07	10,000	9,921
Fairway Finance, 5.255%, 6/8/07	5,300	5,295
Fairway Finance, 5.26%, 6/14/07	11,250	11,229
Fairway Finance, 5.26%, 6/19/07	5,933	5,917
Fairway Finance, 5.26%, 6/28/07	34,500	34,364
Fairway Finance, VR, 5.28%, 7/30/07 (1)	49,500	49,499
Falcon Asset Securitization, 5.26%, 7/11/07	6,794	6,754
Falcon Asset Securitization, 5.26%, 7/18/07	6,296	6,253
Falcon Asset Securitization, 5.27%, 6/22/07	40,483	40,359
Falcon Asset Securitization, 5.27%, 6/25/07	41,500	41,354

Falcon Asset Securitization, 5.27%, 6/26/07	50,000	49,817
Falcon Asset Securitization, 5.27%, 6/29/07	5,400	5,378
Grampian Funding, 5.27%, 6/21/07	159,000	158,534
Hartford Financial Services, 5.25%, 6/1/07 (1)	2,815	2,815
Hartford Financial Services, 5.25%, 6/20/07 (1)	38,112	38,006
Hewlett Packard, 5.26%, 6/20/07 (1)	30,550	30,465
John Deere Capital Corp., 5.25%, 6/26/07 (1)	28,235	28,132
John Deere Capital Corp., 5.25%, 7/9/07 (1)	11,267	11,205
Johnson & Johnson, 5.18%, 6/8/07	16,000	15,984
Johnson & Johnson, 5.20%, 7/9/07	68,309	67,934
Johnson & Johnson, 5.20%, 7/18/07	60,000	59,593
Jupiter Securitization, 5.25%, 7/24/07 (1)	31,950	31,703
Jupiter Securitization, 5.26%, 6/7/07 (1)	45,600	45,560
Jupiter Securitization, 5.26%, 6/11/07 (1)	4,125	4,119
Jupiter Securitization, 5.26%, 6/15/07 (1)	50,000	49,898
Jupiter Securitization, 5.26%, 6/18/07 (1)	2,000	1,995
Jupiter Securitization, 5.26%, 6/25/07 (1)	21,404	21,329
KFW International Finance, 5.20%, 7/12/07	25,000	24,852
KFW International Finance, 5.22%, 6/4/07	78,900	78,866
KFW International Finance, 5.22%, 6/8/07	20,000	19,980
Kitty Hawk Funding, 5.25%, 6/12/07	13,565	13,543
Kitty Hawk Funding, 5.25%, 6/14/07	26,000	25,951
Kitty Hawk Funding, 5.26%, 6/15/07	10,000	9,980
Kitty Hawk Funding, 5.26%, 6/18/07	9,000	8,978
Kitty Hawk Funding, 5.27%, 6/28/07	5,000	4,980
MassMutual Funding, 5.25%, 6/18/07	39,500	39,402
MassMutual Funding, 5.25%, 6/19/07	19,075	19,025
MassMutual Funding, 5.25%, 6/21/07	11,000	10,968
MassMutual Funding, 5.25%, 6/25/07	18,900	18,834
National Australia Delaware, 5.27%, 6/22/07	3,000	2,991

National Australia Delaware, 5.28%, 6/8/07	13,000	12,987
Nationwide Building Society, 5.235%, 8/10/07 (1)	43,000	42,562
Nationwide Building Society, 5.26%, 6/18/07 (1)	8,000	7,980
Nestle Capital, 5.21%, 6/12/07	79,000	78,874
Nestle Capital, 5.25%, 6/8/07	6,000	5,994
New York Life Capital, 5.22%, 7/23/07	29,189	28,969
NSTAR, 5.22%, 6/11/07 (1)	20,000	19,971
Old Line Funding, 5.25%, 6/14/07	25,000	24,953
Old Line Funding, 5.25%, 7/2/07	12,286	12,230
Old Line Funding, 5.25%, 7/13/07	59,133	58,771
Old Line Funding, 5.25%, 7/16/07	3,500	3,477
Old Line Funding, 5.26%, 6/4/07	7,000	6,997
Old Line Funding, 5.26%, 6/4/07	9,823	9,819
Old Line Funding, 5.26%, 6/7/07	29,000	28,975
Pitney Bowes, 5.24%, 6/13/07 (1)	40,000	39,930
Ranger Funding, 5.25%, 6/1/07	13,100	13,100
Ranger Funding, 5.25%, 6/28/07	10,700	10,658
Ranger Funding, 5.25%, 7/9/07	5,616	5,585
Ranger Funding, 5.25%, 7/10/07	10,200	10,142
Ranger Funding, 5.25%, 7/23/07	31,492	31,253
Ranger Funding, 5.255%, 7/2/07	37,000	36,833
Ranger Funding, 5.26%, 6/8/07	13,000	12,987
Ranger Funding, 5.26%, 6/21/07	21,000	20,939
Ranger Funding, 5.26%, 6/25/07	3,000	2,989
Ranger Funding, 5.26%, 7/17/07	4,400	4,370
Ranger Funding, 5.28%, 6/15/07	760	758
Rio Tinto, 5.25%, 6/4/07	22,000	21,990
Rio Tinto, 5.25%, 6/5/07	25,000	24,985
Rio Tinto, 5.25%, 6/8/07	3,000	2,997
Rio Tinto, 5.26%, 6/15/07	12,400	12,375

Sanofi Aventis, 5.24%, 6/6/07 (1)	40,000	39,971
Sanofi Aventis, 5.25%, 6/22/07 (1)	26,000	25,920
Siemens Capital, 5.24%, 6/14/07 (1)	72,500	72,363
Siemens Capital, 5.27%, 6/20/07 (1)	4,250	4,238
Sigma Finance, 5.205%, 8/10/07	50,000	49,494
Solitaire Funding, 5.23%, 7/23/07 (1)	18,000	17,864
Solitaire Funding, 5.25%, 7/16/07 (1)	4,000	3,974
Solitaire Funding, 5.26%, 6/1/07 (1)	37,500	37,500
Solitaire Funding, 5.26%, 6/11/07 (1)	34,000	33,950
Solitaire Funding, 5.27%, 6/19/07 (1)	55,500	55,354
Solitaire Funding, 5.27%, 7/2/07 (1)	37,500	37,330
Statoil ASA, 5.24%, 6/18/07 (1)	63,000	62,844
Sysco, 5.23%, 6/5/07	18,000	17,990
Sysco, 5.25%, 6/6/07	28,108	28,087
Teachers Insurance & Annuity Association, 5.22%, 6/1/07	25,000	25,000
Teachers Insurance & Annuity Association, 5.22%, 6/6/07	50,000	49,964
Teachers Insurance & Annuity Association, 5.22%, 6/8/07	50,000	49,949
Total Capital, 5.21%, 7/10/07	40,000	39,774
Total Capital, 5.22%, 6/11/07	48,900	48,829
Variable Funding Capital, 5.255%, 6/4/07	50,000	49,978
Variable Funding Capital, 5.26%, 6/12/07	7,000	6,989
Variable Funding Capital, 5.26%, 6/19/07	47,100	46,976
Wal-Mart Funding, 5.25%, 8/22/07	117,612	116,206
Yorktown Capital, 5.25%, 7/13/07	5,000	4,969
Yorktown Capital, 5.25%, 7/16/07	11,715	11,638
Yorktown Capital, 5.25%, 7/25/07	5,000	4,961
Yorktown Capital, 5.26%, 6/18/07	5,000	4,988
Yorktown Capital, 5.26%, 6/20/07	29,440	29,358
Yorktown Capital, 5.26%, 6/25/07	16,400	16,342
Yorktown Capital, 5.26%, 6/27/07	35,000	34,867

Yorktown Capital, 5.26%, 6/28/07	50,000	49,803
		4,610,780
Non-4(2) 14.7%		
American Honda Finance, 5.23%, 7/12/07	30,000	29,821
Canadian Wheat Board, 5.16%, 7/24/07	25,000	24,810
Capital One Multi-Asset Execution Trust, 5.25%, 7/18/07	25,000	24,829
Capital One Multi-Asset Executive Trust, 5.25%, 8/17/07	23,250	22,989
CBA Finance, 5.25%, 6/4/07	37,000	36,984
CBA Finance, 5.25%, 6/12/07	9,000	8,986
CBA Finance, 5.25%, 6/18/07	22,200	22,145
CBA Finance, 5.25%, 6/20/07	4,400	4,388
CBA Finance, 5.25%, 6/29/07	12,300	12,250
Citigroup Funding, 5.25%, 6/22/07	81,000	80,752
Citigroup Funding, 5.25%, 6/28/07	72,000	71,716
Cornell University, 5.25%, 8/7/07	3,000	2,971
CS First Boston, 5.25%, 6/4/07	15,000	14,993
DaimlerChrysler Revolving Auto, 5.25%, 6/7/07	8,000	7,993
DaimlerChrysler Revolving Auto, 5.25%, 6/19/07	23,750	23,688
DaimlerChrysler Revolving Auto, 5.26%, 7/18/07	37,520	37,262
Deutsche Bank Financial, 5.25%, 6/7/07	4,000	3,996
DNB Nor Bank, 5.165%, 11/6/07	17,000	16,615
DNB Nor Bank, 5.23%, 6/20/07	45,000	44,876
Electricite de France, 5.225%, 6/15/07	47,000	46,904
Export Development, 5.18%, 8/2/07	32,000	31,715
FCAR Owner Trust, 5.25%, 6/19/07	6,241	6,225
FCAR Owner Trust, 5.25%, 6/20/07	7,000	6,981
FCAR Owner Trust, 5.25%, 7/19/07	14,000	13,902
FCAR Owner Trust, 5.27%, 6/15/07	6,000	5,988
FCAR Owner Trust II, 5.25%, 6/21/07	35,000	34,898
FCAR Owner Trust II, 5.25%, 7/19/07	20,000	19,860

FCAR Owner Trust II, 5.25%, 8/22/07	1,300	1,284
FCAR Owner Trust II, 5.26%, 6/19/07	37,000	36,903
FCAR Owner Trust II, 5.26%, 7/19/07	18,650	18,519
FCAR Owner Trust II, 5.27%, 7/16/07	6,000	5,960
GE Capital, 5.235%, 6/8/07	11,800	11,788
HBOS Treasury Services, 5.23%, 7/20/07	26,000	25,815
International Lease Finance, 5.23%, 6/8/07	8,662	8,653
International Lease Finance, 5.23%, 6/22/07	50,000	49,847
Intesa Funding, 5.24%, 6/11/07	46,500	46,432
Johns Hopkins University, 5.30%, 7/10/07	6,000	6,000
K2 USA, 5.25%, 6/28/07	22,500	22,411
Links Finance, 5.23%, 9/10/07	25,000	24,633
Los Angeles Department of Airports, 5.25%, 7/9/07	15,000	14,917
Los Angeles Department of Airports, 5.25%, 7/9/07	8,737	8,689
Nestle Finance, 5.24%, 7/13/07	47,900	47,607
New York State Power Authority, 5.25%, 7/2/07	13,000	12,941
New York State Power Authority, 5.25%, 7/6/07	25,267	25,138
New York State Power Authority, 5.25%, 8/8/07	25,000	24,752
Nordea North America, 5.25%, 7/26/07	5,600	5,555
Nordea North America, 5.25%, 7/27/07	3,200	3,174
Oesterrichische, 5.24%, 6/27/07	50,000	49,811
Paccar Financial, 5.235%, 6/29/07	30,000	29,878
Paccar Financial, 5.25%, 6/8/07	23,050	23,026
Park Avenue Receivables, 5.26%, 6/5/07 (1)	44,900	44,874
Park Avenue Receivables, 5.26%, 6/8/07 (1)	32,000	31,967
Park Avenue Receivables, 5.26%, 6/15/07 (1)	31,500	31,436
Park Avenue Receivables, 5.26%, 6/25/07 (1)	6,000	5,979
Park Avenue Receivables, 5.26%, 7/27/07 (1)	25,000	24,795
Park Avenue Receivables, 5.27%, 6/20/07 (1)	20,000	19,944
President & Fellows of Harvard University, 5.29%, 6/1/07	8,122	8,122

Procter & Gamble International, 5.22%, 6/18/07	35,000	34,914
Procter & Gamble International, 5.23%, 6/5/07	62,000	61,964
Rabobank, 5.245%, 6/11/07	50,000	49,927
Rabobank, 5.25%, 6/4/07	3,000	2,999
Skandinaviska Enskilda Banken, VR, 5.28%, 7/19/07 (1)	53,750	53,749
Stadshypotek, 5.23%, 8/14/07	50,000	49,462
Stanford University, 5.25%, 6/6/07	14,850	14,839
Swedbank, 5.25%, 7/9/07	2,250	2,238
Swedbank, 5.25%, 7/10/07	6,000	5,966
Toyota Credit Puerto Rico, 5.25%, 6/1/07	50,000	50,000
Toyota Credit Puerto Rico, 5.25%, 6/29/07	22,000	21,910
Westpac Banking, 5.166%, 11/7/07 (1)	2,500	2,443
Westpac Banking, 5.25%, 8/2/07 (1)	9,221	9,138
Westpac Banking, 5.26%, 7/12/07 (1)	30,400	30,218
Whistlejacket Capital, 5.25%, 6/28/07 (1)	16,000	15,937
Whistlejacket Capital, 5.25%, 8/13/07 (1)	1,211	1,198
Whistlejacket Capital, 5.26%, 7/25/07 (1)	9,425	9,351
Whistlejacket Capital, 5.27%, 6/22/07 (1)	10,174	10,143
Yale University, 5.25%, 6/5/07	5,000	4,997
Yale University, 5.25%, 7/3/07	11,500	11,446
Yale University, 5.25%, 7/6/07	25,000	24,872
		1,797,098
Total Commercial Paper (Cost $6,407,878)		6,407,878

FUNDING AGREEMENTS 1.4%

Genworth Life Insurance, VR, 5.43%, 4/11/08 (5)	24,000	24,000
Genworth Life Insurance, VR, 5.445%, 1/14/08 (5)	50,000	50,000
ING Annuity & Life, 5.37%, 6/4/07 (5)	20,000	20,000
ING Annuity & Life, 5.37%, 6/22/07 (5)	40,000	40,000

Transamerica Occidental Life Insurance, VR, 5.47%, 7/1/08 (5)	40,000	40,000
Total Funding Agreements (Cost $174,000)		174,000

MEDIUM-TERM NOTES 21.2%

Abbey National Treasury Services, VR, 5.36%, 6/29/07	9,500	9,500
Alliance & Leicester, VR, 5.33%, 6/9/08 (1)	15,810	15,811
Allied Irish Bank, VR, 5.30%, 6/19/08 (1)	55,000	55,000
Allstate Life Global Funding, VR, 5.32%, 7/3/08	15,000	15,001
Allstate Life Global Funding, VR, 5.35%, 6/30/08	50,000	50,012
American General Finance, VR, 5.48%, 6/27/08	9,000	9,014
American Honda Finance, VR, 5.316%, 12/6/07 (1)	5,000	5,000
American Honda Finance, VR, 5.325%, 4/14/08 (1)	27,750	27,750
American Honda Finance, VR, 5.327%, 11/9/07 (1)	7,000	7,000
American Honda Finance, VR, 5.385%, 7/23/07	5,000	5,000
Anglo Irish Bank, VR, 5.35%, 6/5/08 (1)	35,250	35,250
Australia and New Zealand Banking, VR, 5.318%, 3/5/08 (1)	35,000	35,000
Australia and New Zealand Banking, VR, 5.32%, 8/23/07 (1)	12,000	12,001
Australia and New Zealand Banking, VR, 5.32%, 10/23/07 (1)	38,050	38,053
Banco Santander Totta, VR, 5.32%, 6/16/08 (1)	40,000	40,000
Bank of Ireland, VR, 5.30%, 6/19/08	43,000	43,000
Bank of New York, VR, 5.29%, 6/12/08 (1)	50,000	50,000
Bank of New York, VR, 5.32%, 6/10/08	40,000	40,011
Bank One, VR, 5.549%, 10/1/07	3,600	3,603
BMW Capital, VR, 5.30%, 6/5/08 (1)	45,000	45,000
BNP Paribas, VR, 5.35%, 5/19/08 (1)	60,000	60,000
Calyon, VR, 5.327%, 8/10/07	34,000	33,999
Caterpillar Financial Bank, VR, 5.365%, 7/27/07	32,000	32,001
Danske Bank, VR, 5.29%, 6/20/08 (1)	79,500	79,500
GE Capital, VR, 5.445%, 7/9/07	15,000	15,000
GE Capital, VR, 5.445%, 10/17/07	5,000	5,000

Goldman Sachs, VR, 5.37%, 6/2/08	57,000	57,000
HBOS Treasury Services, VR, 5.29%, 6/9/08	50,000	50,000
HBOS Treasury Services, VR, 5.31%, 6/9/08 (1)	11,000	11,000
HSBC Finance, VR, 5.40%, 6/1/07	10,000	10,000
ING Verzekering N.V., VR, 5.29%, 7/3/08	50,000	50,000
International Business Machines, VR, 5.28%, 6/2/08 (1)	31,000	30,997
International Business Machines, VR, 5.33%, 6/9/08	35,000	35,015
Intesa Bank, VR, 5.32%, 6/25/08	43,000	43,000
Irish Life & Permanent, VR, 5.34%, 7/20/07 (1)	4,000	4,000
Irish Life & Permanent, VR, 5.34%, 1/22/08 (1)	56,000	56,000
JPMorgan Chase, VR, 5.29%, 7/2/08	34,000	34,000
JPMorgan Chase, VR, 5.30%, 6/11/08	24,500	24,500
K2 USA, VR, 5.28%, 6/15/07 (1)	20,000	20,000
K2 USA, VR, 5.28%, 7/25/07	16,000	16,000
K2 USA, VR, 5.30%, 1/22/08	50,000	50,001
K2 USA, VR, 5.315%, 6/8/07 (1)	48,000	48,000
Keycorp, VR, 5.475%, 6/21/07	7,125	7,126
Keycorp, VR, 5.555%, 7/23/07	13,250	13,254
Kommunalkredit Austria, VR, 5.32%, 6/9/08 (1)	53,750	53,750
Lehman Brothers, VR, 5.33%, 6/26/07	45,000	45,000
Lehman Brothers, VR, 5.35%, 6/27/08	25,000	25,000
Lehman Brothers, VR, 5.385%, 7/19/07	7,500	7,501
Lloyds TSB Group, VR, 5.29%, 6/6/08 (1)	120,000	120,000
MBNA Europe Funding, VR, 5.43%, 9/7/07 (1)	22,100	22,107
Merrill Lynch, VR, 5.29%, 7/27/07	22,200	22,200
Merrill Lynch, VR, 5.30%, 4/18/08	25,000	25,000
Merrill Lynch, VR, 5.35%, 5/27/08	13,000	13,008
Merrill Lynch, VR, 5.36%, 6/15/07	2,400	2,400
Merrill Lynch, VR, 5.385%, 6/15/07	9,600	9,600
Merrill Lynch, VR, 5.39%, 8/24/07	10,000	10,001

Merrill Lynch, VR, 5.485%, 10/19/07	7,000	7,004
Metropolitan Life Global Funding, VR, 5.34%, 11/9/07 (1)	23,500	23,505
Metropolitan Life Global Funding, VR, 5.41%, 6/13/08 (1)	10,000	10,012
Metropolitan Life Global Funding, VR, 5.42%, 10/5/07 (1)	6,000	6,002
Morgan Stanley, VR, 5.385%, 4/25/08	43,000	43,023
Morgan Stanley, VR, 5.48%, 7/27/07	32,000	32,006
National Australia Bank, VR, 5.31%, 6/9/08 (1)	11,500	11,501
National Australia Bank, VR, 5.366%, 7/16/07	36,000	36,002
National Australia Funding, VR, 5.45%, 4/11/08	15,000	15,015
Nationwide Building Society, VR, 5.37%, 12/7/07 (1)	2,000	2,000
Nationwide Building Society, VR, 5.37%, 2/7/08 (1)	35,000	35,000
Nationwide Life Global Funding, VR, 5.31%, 6/27/08 (1)	60,000	60,000
Pacific Life Global Funding, VR, 5.337%, 5/9/08	48,000	48,000
PRICOA Global Funding, VR, 5.31%, 11/27/07 (1)	58,750	58,750
Royal Bank of Canada, VR, 5.29%, 6/6/08 (1)	13,000	13,000
Santander, VR, 5.36%, 9/21/07 (1)	38,000	38,005
Sigma Finance, VR, 5.29%, 4/10/08 (1)	27,000	26,998
Sigma Finance, VR, 5.34%, 10/5/07	74,000	74,005
SLM Corporation, VR, 5.32%, 5/12/08 (1)	55,000	55,000
Southern Company, VR, 5.36%, 5/19/08	36,500	36,500
Svenska Handelsbanken, VR, 5.29%, 6/20/08	39,000	39,000
Unicredito Italiano Bank of Ireland, VR, 5.34%, 5/2/08 (1)	60,000	60,000
Westpac Banking, VR, 5.30%, 6/6/08 (1)	17,000	17,000
Westpac Banking, VR, 5.45%, 10/1/07	30,000	30,012
Whistlejacket Capital, VR, 5.275%, 8/28/07 (1)	21,500	21,499
Whistlejacket Capital, VR, 5.278%, 8/28/07	9,000	9,000
Whistlejacket Capital, VR, 5.315%, 10/19/07	32,000	31,998
Whistlejacket Capital, VR, 5.315%, 11/15/07 (1)	50,000	49,997

World Savings Bank, F.S.B., VR, 5.42%, 6/1/07	17,300	17,300
Total Medium-Term Notes (Cost $2,589,100)		2,589,100

MUNICIPAL SECURITIES 4.9%

Baltimore, Parking, VRDN, 5.30%, 7/1/32 (6)	19,675	19,675
Baltimore County, Oak Crest Village, VRDN, 5.35%, 1/1/17	13,690	13,690
Catholic Health Initiatives, TECP, 5.30%, 6/4/07	36,000	36,000
Catholic Health Initiatives, TECP, 5.33%, 8/7/07	9,600	9,600
Colorado Housing Fin. Auth., Multi-Family VRDN, 5.35%, 10/1/34	14,965	14,965
Colorado Housing Fin. Auth., Multi-Family VRDN, 5.35%, 4/1/36	20,225	20,225
Colorado Housing Fin. Auth., Multi-Family VRDN, 5.35%, 10/1/36	12,820	12,820
Colorado Housing Fin. Auth., Multi-Family VRDN, 5.35%, 10/1/52 (7)	20,500	20,500
Colorado Housing Fin. Auth., Single Family VRDN, 5.35%, 11/1/33	9,715	9,715
Colorado Housing Fin. Auth., Single Family VRDN, 5.35%, 11/1/33	11,095	11,095
Colorado Housing Fin. Auth., Single Family VRDN, 5.35%, 11/1/34	14,850	14,850
Colorado Housing Fin. Auth., Single Family VRDN, 5.35%, 11/1/36	8,500	8,500
Colorado Housing Fin. Auth., Single Family VRDN, 5.35%, 11/1/37	33,000	33,000
Florida Hurricane Catastrophe Fund Finance Corp. TECP, VR, 5.33%, 8/15/07	50,000	50,000
Florida Hurricane Catastrophe Fund Finance Corp. TECP, VR, 5.33%, 12/17/07	3,000	3,000
Gaithersburg, Asbury Obligation Group, VRDN, 5.35%, 1/1/36	13,700	13,700
Minnesota Housing Fin. Agency, Single Family VRDN, 5.32%, 7/1/38	12,750	12,750
Mississippi, Nissan, GO, VRDN, 5.30%, 11/1/28	58,000	58,000

North Texas Higher Education Auth., VRDN, 5.32%, 12/1/46 (8)	22,000	22,000
Southern UTE Indian Tribe, VRDN, 5.38%, 1/1/27	21,700	21,700
St. Joseph County, Univ. of Notre Dame, TECP, 5.33%, 7/10/07	4,000	4,000
Texas, Veterans Housing, VRDN, 5.30%, 6/1/21	19,000	19,000
Texas PFA, Unemployment Obligation Trust VRDN, 5.37%, 12/15/09	25,000	25,000
Univ. of Texas Board of Regents, TECP, 5.30%, 7/11/07	9,723	9,723
Univ. of Washington, TECP, 5.32%, 6/5/07	32,121	32,121
Virginia HDA, Single Family, VRDN, 5.35%, 1/1/46	58,000	58,000
Wisconsin Housing and Economic Dev., Multi-Family VRDN, 5.32%, 11/1/30	44,485	44,485
Total Municipal Securities (Cost $598,114)		598,114
Total Investments in Securities		
101.3% of Net Assets (Cost $12,389,891)		**$ 12,389,891**

† Denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $3,055,543 and represents 25.0% of net assets.
(2) Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3) Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4) Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5) Restricted Securities
(6) Insured by Financial Guaranty Insurance Company
(7) Insured by MBIA Insurance Corp.
(8) Insured by AMBAC Assurance Corp.
4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $4,610,780 and represents 37.7% of net assets
GO General Obligation
HDA Housing Development Authority
PFA Public Finance Authority/Agency
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par) on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act), as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds), established by the corporation and both commenced operations on August 25, 1997.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates), and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Other Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date.

New Accounting Pronouncements In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management is evaluating the anticipated impact, if any, that FIN 48 will have on the funds upon adoption, which pursuant to a delay granted by the U.S. Securities and Exchange Commission, is expected to be on the last business day of the fund’s semi-annual period, November 30, 2007.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the funds’ fiscal years beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the funds’ net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks or to enhance performance. The investment objectives, policies, programs, and risk factors of the funds are described more fully in the funds’ prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2007 were characterized as ordinary income for tax purposes and totaled $502,550,000 for the T. Rowe Price Reserve Investment Fund and $47,313,000 for the T. Rowe Price Government Reserve Investment Fund. At May 31, 2007, the tax-basis components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2007, the T. Rowe Price Reserve Investment Fund had $35,000 of capital loss carryforwards that expire in fiscal 2013, $13,000 that expire in fiscal 2014, and $13,000 that expire in fiscal 2015. As of May 31, 2007, the T. Rowe Price Government Reserve Investment Fund had $14,000 of capital loss carryforwards that expire in fiscal 2013.

At May 31, 2007, the cost of investments for federal income tax purposes was $12,389,925,000 for the T. Rowe Price Reserve Investment Fund and $968,491,000 for the T. Rowe Price Government Reserve Investment Fund.

NOTE 4 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the T. Rowe Price Reserve Investment Funds. The T. Rowe Price Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. Certain officers and directors of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are also officers and directors of Price Associates and its subsidiaries, and of those invested in the T. Rowe Price Reserve Investment Funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the T. Rowe Price Reserve Investment Funds. For the year ended May 31, 2007, expenses incurred by the T. Rowe Price Reserve Investment Fund pursuant to these service agreements were $100,000 for Price Associates. The amount payable at period-end pursuant to these agreements is included in Due to Affiliates in the accompanying financial statements. For the year ended May 31, 2007, expenses incurred by the T. Rowe Price Government Reserve Investment Fund pursuant to these service agreements were $77,000 for Price Associates. The amount payable at period-end pursuant to these agreements is included in Due to Affiliates in the accompanying financial statements.

NOTE 5 - INTERFUND LENDING

Pursuant to the T. Rowe Price Reserve Investment Fund’s prospectus, the fund may lend up to 33 1/3% of its total assets. The T. Rowe Price Reserve Investment Fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2007, the T. Rowe Price Reserve Investment Fund made loans to other funds on 189 days, in the average amount of $12,220,000, and at an average annual rate of 5.38%. The fund earned $340,000 on interfund loans during the year ended May 31, 2007, which is included in interest income in the accompanying statement of operations. There were no loans outstanding at May 31, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc. and Shareholders of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (two of the Portfolios comprising T. Rowe Price Reserve Investment Funds, Inc., hereafter referred to as the “Funds”) at May 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 12, 2007

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 7, 2007, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager.

Expenses
The Board reviewed the fund’s operating expenses and total expense ratio and compared them with expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s expense ratio was generally below the median of comparable funds.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 7, 2007, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager.

Expenses
The Board reviewed the fund’s operating expenses and total expense ratio and compared them with expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s expense ratio was generally below the median of comparable funds.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

ABOUT THE FUNDS’ DIRECTORS AND OFFICERS

Your funds are governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the funds’ officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the funds’ directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and
Year Elected*	Directorships of Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004); Director, Allfirst
2006	Financial Inc. (previously First Maryland Bancorp) (1983 to 2002)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Vornado Real Estate Investment Trust (3/04 to
1997	present); Director, Mercantile Bankshares (4/03 to present); Member,
Advisory Board, Deutsche Bank North America (2004 to present);
Director, Chairman of the Board, and Chief Executive Officer, The
Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, The Haven Group, a custom manufacturer of
2001	modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Canyon Resources Corp. (5/00 to present); Director, Golden Star
2001	Resources Ltd. (5/92 to present); Director, Pacific Rim Mining Corp.
(2/02 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Managing Director and President, Global Private Client Services,
2003	Marsh Inc. (1999 to 2003); Managing Director and Head of
International Private Banking, Bankers Trust (1996 to 1999);
Director, Georgia Pacific (5/04 to 12/05), Eli Lilly and Company,
and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.
1997

*Each independent director oversees 119 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]	Directorships of Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[119]	Investment Services, Inc., and T. Rowe Price Retirement Plan Services,
Inc.; Chairman of the Board and Director, T. Rowe Price Services, Inc.,
T. Rowe Price Savings Bank, T. Rowe Price Global Asset Management
Limited, and T. Rowe Price Global Investment Services Limited;
Director, T. Rowe Price International, Inc.; Chief Executive Officer,
Chairman of the Board, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Mary J. Miller, CFA	Director, T. Rowe Price Trust Company; Director and Vice President,
(1955)	T. Rowe Price; Vice President, T. Rowe Price Group, Inc.; Vice
2004	President, TRP Reserve Investment Funds
[37]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, TRP Reserve Investment Funds	Group, Inc.

Brian E. Burns (1960)	Vice President, T. Rowe Price
Vice President, TRP Reserve Investment Funds

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, TRP Reserve Investment Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, TRP Reserve Investment Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, TRP Reserve	T. Rowe Price; Vice President, T. Rowe Price
Investment Funds	Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, TRP Reserve Investment Funds	Trust Company

Terri L. Hett (1959)	Employee, T. Rowe Price
Assistant Vice President, TRP Reserve
Investment Funds

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, TRP Reserve Investment Funds	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, TRP Reserve Investment Funds	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, TRP Reserve Investment Funds	T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, TRP Reserve Investment Funds	Group, Inc.

James M. McDonald (1949)	Vice President, T. Rowe Price, T. Rowe Price
President, TRP Reserve Investment Funds	Group, Inc., and T. Rowe Price Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, TRP Reserve Investment Funds

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, TRP Reserve Investment Funds	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,201,000 and $883,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 23, 2007